Related party transactions - Analysis of Related Party Revenues, Operating Expenses, and Financial Items (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Dec. 31, 2018	Jul. 01, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Related Party Transaction [Line Items]
Total related party operating revenues	$ 56	$ 38	$ 286	$ 332
Total related party receivables			477	704
Total related party operating expenses	3	1	12		$ 4
Amount due from related parties
Related Party Transaction [Line Items]
Total related party receivables			137	55
Other Assets
Related Party Transaction [Line Items]
Total related party receivables			5	5
Management fee revenues
Related Party Transaction [Line Items]
Total related party operating revenues	46	37	135	113
Reimbursable revenues
Related Party Transaction [Line Items]
Total related party operating revenues	9	0	148	218
Related party inventory sales
Related Party Transaction [Line Items]
Total related party operating revenues	1	1	1	1
Other
Related Party Transaction [Line Items]
Total related party operating revenues	0	0	2	0
Work performed to mobilize drilling rig for first drilling contract
Related Party Transaction [Line Items]
Total related party receivables			142	60
In country support services expenses
Related Party Transaction [Line Items]
Total related party operating expenses	0	0	0		1
Interest income	17	12	24	29
Interest income recognized on deferred contingent consideration	1	2	2	4
Total related party financial items	18	14	26	$ 33
Related party inventory purchases
Related Party Transaction [Line Items]
Total related party operating expenses	1	0	1		0
Other related party operating expenses
Related Party Transaction [Line Items]
Total related party operating expenses	2	1	1		3
West Bollsta lease
Related Party Transaction [Line Items]
Total related party operating expenses	$ 0	$ 0	$ 10		$ 0